H&N ACQUISITION 10K (Details) (H and N [Member], USD $) In Millions, except Per Share data, unless otherwise specified		12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013 Subsequent Event [Member]	Dec. 31, 2013 Minimum [Member] Subsequent Event [Member]	Dec. 31, 2013 Maximum [Member] Subsequent Event [Member]
Business Acquisition [Line Items]
Amount of outstanding shares purchased	$ 2.0	$ 2.0
Amount payable through promissory note	$ 3.3	$ 3.3
Annual interest rate			1.00%	5.00%
Promissory note expiration date		2015
Number of trading days		30 days
Shares of common stock			$ 6.00	$ 12.00
Additional increase in annual interest rate after January 2016		10.00%
Period of employment contract		5 years